Leasing - Components of Lease Expense (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease expense	$ 266
Variable lease expense	39
Sublease income	(33)
Finance lease expense:
Amortization of right-of-use assets	7
Interest on lease liabilities	0
Total finance lease expense	7
Total lease expense	$ 279